Reportable Segments	12 Months Ended
Dec. 31, 2025
Reportable Segments
Reportable Segments

(16) Reportable Segments

The Company has two reportable segments as described below and in Note 1:

Banking Operations – This segment reflects the consolidated Bank, excluding CBRES. The primary source of revenue for this segment is net interest income.

CBRES – A Bank subsidiary that provides appraisal management services to community banks. The primary source of revenue for this segment is appraisal management fee income.

The Bank’s executive management team, which is comprised of the Bank’s Chief Executive Officer, Chief Financial Officer and executive vice presidents, is the chief operating decision maker for the Company. The Bank’s executive management team reviews actual net income versus budgeted net income on a quarterly basis to assess segment performance.

The following table presents financial information for the reportable segments. Financial results by operating segment, including significant expense categories provided to the chief operating decision maker, are detailed below. Certain prior period amounts have been reclassified to conform to the current presentation. The information provided under the caption “Other” represents the parent company, which is not considered to be a reportable segment, is included to reconcile the results of the operating segments to the consolidated financial statements prepared in conformity with GAAP.

(Dollars in thousands)
	Banking
	Operations	CBRES	Other	Consolidated
As of and for the year ended December 31, 2025
Interest income	$83,589	-	29	83,618
Interest expense	23,642	-	959	24,601
Net interest income	59,947	-	(930)	59,017
Provision for credit losses	938	-	-	938
Noninterest income	17,296	-	-	17,296
Appraisal management fee income	-	13,684	-	13,684
Salaries and employee benefits	27,056	816	373	28,245
Occupancy	8,931	17	-	8,948
Appraisal management fee expense	-	10,884	-	10,884
Noninterest expense	13,979	849	304	15,132
Income tax expense (benefit)	6,102	255	(337)	6,020
Net income (loss)	$20,237	863	(1,270)	19,830
Total assets	$1,696,130	5,228	790	1,702,148
As of and for the year ended December 31, 2024
Interest income	$80,699	-	34	80,733
Interest expense	25,538	-	1,116	26,654
Net interest income	55,161	-	(1,082)	54,079
Provision for credit losses	(285)	-	-	(285)
Noninterest income	16,024	-	-	16,024
Appraisal management fee income	-	11,691	-	11,691
Salaries and employee benefits	27,037	766	406	28,209
Occupancy	8,683	3	-	8,686
Appraisal management fee expense	-	9,263	-	9,263
Noninterest expense	13,908	798	286	14,992
Income tax expense (benefit)	4,749	199	(372)	4,576
Net income (loss)	$17,093	662	(1,402)	16,353
Total assets	$1,647,020	4,340	602	1,651,962